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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07582

 -------------------------------------------------------------------------------

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  221 Pensacola Boulevard, Venice Florida        34285
--------------------------------------------------------------------------------
              (Address of principal executive offices)        (Zip code)

                                 Denis R. Curcio
                             221 Pensacola Boulevard
                              Venice, Florida 34285
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-242-9340

Date of fiscal year end: AUGUST 31, 2007
                         ---------------

Date of reporting period: MAY 31, 2007

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2007

                                                                      Maturity      Principal
                                                             Rate       Date          Amount          Value
                                                             -----   ---------   -------------  ------------

COMMERCIAL PAPER - 32.3%
Commercial Banks - 7.4%
Anglo Irish Bank Corp.                                        5.23%   07/18/07   $ 20,000,000   $ 19,863,439
ICICI Bank Ltd.                                               5.13    12/14/07     15,000,000     14,580,642
                                                                                                ------------
                                                                                                  34,444,081
                                                                                                ------------
INDUSTRIES - 4.4%
Walnut Energy Center Authority                                5.25    08/06/07     20,800,000     20,599,800
                                                                                                ------------

SPECIAL PURPOSE ENTITY - 17.5%
Chesham Finance                                               5.25    07/11/07     20,000,000     19,883,333
Govco LLC                                                     5.22    06/07/07     20,000,000     19,982,600
Greyhawk Funding LLC                                          5.28    06/19/07     22,000,000     21,941,920
Old Slip Funding LLC                                          5.30    06/27/07     19,694,000     19,618,616
                                                                                                ------------
                                                                                                  81,426,469
                                                                                                ------------
US MUNICIPALS - 3.0%
Catholic  Health Initiatives                                  5.33    07/10/07     14,000,000     14,000,000
                                                                                                ------------

Total COMMERCIAL PAPER
  (Amortized Cost $150,470,350)                                                                  150,470,350
                                                                                                ------------

CORPORATE OBLIGATIONS* - 13.0%
FINANCIAL SERVICES - 6.5%
Bank of America                                               5.31    06/01/07     20,000,000     20,000,000
Royal Bank of Canada                                          5.40    06/01/07     10,000,000     10,000,000
Vista Funding                                                 5.65    06/01/07        365,000        365,000
                                                                                                ------------
                                                                                                  30,365,000

                                                                                                ------------
HEALTH SERVICES - 0.5%
Decrsiana Endoscopy                                           5.34    06/01/07      1,315,000      1,315,000
Gastroenterology Associates, LLC                              5.34    06/01/07        115,000        115,000
Riverview Medical Office Building                             5.38    06/01/07        700,000        700,000
                                                                                                ------------
                                                                                                   2,130,000
                                                                                                ------------
REAL ESTATE - 1.0%
208 Associates LLC                                            5.37    06/01/07        730,000        730,000
CMW Real Estate LLC                                           5.38    06/01/07      2,090,000      2,090,000
El Dorado Enterprises of Miami FL                             5.44    06/01/07         10,000         10,000
G & J Properties II                                           5.37    06/01/07        845,000        845,000
Ordeal Properties LLC                                         5.37    06/01/07      1,205,000      1,205,000
                                                                                                ------------
                                                                                                   4,880,000
                                                                                                ------------
SPECIAL PURPOSE ENTITY - 5.0%
Barry-Wehmiller Group                                         5.37    06/01/07        990,000        990,000
Best One Tire & Service                                       5.37    06/01/07        800,000        800,000
Butler County, Surgical Properties                            5.37    06/01/07      1,260,000      1,260,000
Chuo Mubea Suspe Chuomuo                                      5.37    06/01/07        275,000        275,000
Denver LLC                                                    5.65    06/01/07        360,000        360,000
Exal Corp.                                                    5.37    06/01/07        800,000        800,000
FE LLC                                                        5.35    06/01/07        750,000        750,000
Federal Home Loan Mortgage Corp.                              5.35    06/01/07     10,000,000     10,000,000
GMC Financing, LLC                                            5.32    06/01/07      2,615,000      2,615,000
ISO Building LLC                                              5.37    06/01/07        800,000        800,000
K. C. Jordan & Associates                                     5.37    06/01/07        700,000        700,000
MMR Development Co.                                           5.37    06/01/07      1,025,000      1,025,000
Taylor Steel, Inc.                                            5.37    06/01/07      1,840,000      1,840,000
Village Enterprises                                           5.37    06/01/07        955,000        955,000
                                                                                                ------------
                                                                                                  23,170,000
                                                                                                ------------
Total CORPORATE OBLIGATIONS
  (Amortized Cost $60,545,000)                                                                    60,545,000
                                                                                                ------------

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2007


CERTIFICATE OF DEPOSIT - 26.5%
BANKING - 26.5%
AM Express                                                    5.28%   06/14/07   $ 20,000,000   $ 20,000,000
CALYON Bank                                                   5.43    06/04/07     10,000,000     10,000,004
Canadian Imperial Bank of Commerce                            5.35    12/20/07      5,000,000      5,000,000
Citibank                                                      5.30    07/05/07     20,000,000     20,000,000
Credit Industrial                                             5.33    07/16/07     20,000,000     20,000,000
Marshall & Ilsley Corp.                                       5.29    06/18/07     18,000,000     17,999,958
Svenska Handelsbanken                                         5.37    10/26/07     10,000,000      9,999,032
Wilmington Trust                                              5.32    06/12/07     20,000,000     20,000,000
                                                                                                ------------
Total CERTIFICATE OF DEPOSIT
  (Amortized Cost $122,998,994)                                                                  122,998,994
                                                                                                ------------

MUNICIPAL NOTES AND BONDS* - 2.0%

FLORIDA - 0.1%
Jackson Foods Stores, Inc.                                    5.37    07/01/09        433,000        433,000
                                                                                                ------------

ILLINOIS - 0.2%
Cook County Illinois  School District                         5.40    12/01/07      1,000,000      1,000,000
                                                                                                ------------

MICHIGAN - 0.5%
Michigan City Industrial
  Economic Development Revenue                                5.37    06/01/07      1,205,000      1,205,000
Michigan Public Education
  Facilities Authority Revenue                                5.70    08/31/07        910,000        910,000
                                                                                                ------------
                                                                                                   2,115,000
                                                                                                ------------
NEW YORK - 0.6%
IHA Capital Development Corp.                                 5.37    06/01/07      1,500,000      1,500,000
New York City NY Individual
  Development Agycivic Facility Revenue                       5.32    06/07/07      1,435,000      1,435,000
                                                                                                ------------
                                                                                                   2,935,000
                                                                                                ------------
OHIO - 0.5%
Hopkins Waterhouse LLC                                        5.38    06/01/07        700,000        700,000
Mercer County, HealthCare Facilities                          5.37    06/01/07      1,755,000      1,755,000
                                                                                                ------------
                                                                                                   2,455,000
                                                                                                ------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority                      5.54    06/01/07        290,000        290,000
                                                                                                ------------
                                                                                                ------------
TOTAL MUNICIPAL NOTES AND BONDS
  (Amortized Cost $9,228,000)                                                                      9,228,000
                                                                                                ------------

REPURCHASE AGREEMENT - 26.0%
Bank of America, Inc., 5.26%, due 06/01/07,
with a maturity value of $121,017,679.
(Collateralized by various 0% - 10.56% GNMA bonds valued
 at $123,420,000 with maturity dates 5/16/18 - 5/20/37)                           121,000,000    121,000,000
                                                                                                ------------
Total REPURCHASE AGREEMENTS (Amortized Cost $121,000,000)                                        121,000,000
                                                                                                ------------


Total Investments
  (Amortized Cost $464,242,344) (a) - 99.8%                                                      464,242,344
Other Assets less Liabilities - 0.2%                                                                 919,493
                                                                                                ------------
TOTAL NET ASSETS - 100%                                                                         $465,161,837
                                                                                                ============

-----------------
*    Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at May 31, 2007. Maturity date shown reflects next rate change date.

(a) The cost of investments for federal income tax purposes at May 31, 2007 is $464,243,011.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
LP    - Limited Partnership



THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments

May 31, 2007


                                                                      Maturity      Principal
                                                             Rate       Date          Amount          Value
                                                             -----   ---------   -------------  ------------
U.S. TREASURY OBLIGATIONS - 51.0%
U.S. Treasury Bill (a) - 51.0%

                                                             4.60%         6/7/07   $ 65,000,000   $ 64,950,167
                                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Amortized Cost $64,950,167)                                                                       64,950,167
                                                                                                   ------------



REPURCHASE AGREEMENTS - 48.7%
Bank of America, Inc., 5.26%, due 06/01/07,
  with a maturity value of $10,001,461
(Collateralized by 5.5%
  GNMA bond valued at $10,200,000
  with maturity date 4/20/37)                                                         10,000,000     10,000,000

Citigroup, Inc.,  5.23%, due 06/01/07,
  with a maturity value of $10,001,453
(Collateralized by 6.0%
  GNMA bonds valued at $10,200,000
  with maturity date 5/20/37)                                                         10,000,000     10,000,000

Goldman Sachs Inc., 5.25%, due 06/01/07,
  with a maturity value of $15,002,187
(Collateralized by various 0.05% - 3.28%
  GNMA bonds valued at $15,300,000
  with maturity dates 4/16/29 - 9/20/35)                                              15,000,000     15,000,000

Merrill Lynch & Co., Inc., 5.06%, due 06/01/07,
  with a maturity value of $5,000,703
(Collateralized by various 0%
  Gov't Resolution Funding Strips valued
  at $5,103,926 with maturity dates 7/15/07 - 4/15/30)                                 5,000,000      5,000,000

UBS Paine Webber, 5.28%, due 06/01/07,
  with a maturity value of $22,003,227
(Collateralized by various 4.5% - 7.5%
  GNMA bonds valued at $22,440,442
  with maturity dates 2/15/07 - 5/20/35)                                              22,000,000     22,000,000
                                                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $62,000,000)                                                                       62,000,000
                                                                                                   ------------


Total Investments
  (Amortized Cost $126,950,167) (b) - 99.7%                                                         126,950,167
Other Assets less Liabilities - 0.3%                                                                    320,812
                                                                                                   ------------
TOTAL NET ASSETS - 100%                                                                            $127,270,979
                                                                                                   ============



(a)  Interest rate represents yield to maturity at purchase.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association



THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments

May 31, 2007


                                                                      Maturity      Principal
                                                             Rate       Date          Amount          Value
                                                             -----   ---------   -------------  ------------
MUNICIPAL BONDS AND NOTES - 20.7%
FLORIDA- 5.1%
Jacksonville                                                3.82%    06/07/07     $  3,000,000   $  3,000,000
Orange County Industrial Development
  Authority, IDR, LOC U.S. Bank Trust N.A.                  4.15     10/01/07        1,325,000      1,325,000
Sarasota County Public Hospital,
  LOC Suntrust Bank                                         3.60     06/05/07        4,050,000      4,050,000
                                                                                                 ------------
                                                                                                    8,375,000
                                                                                                 ------------

LOUISIANA - 4.2%
Plaquemines Port, Harbor & Terminal
  District Port Facilities Revenue                          3.85     08/31/07        4,895,000      4,895,000
Plaquemines Port, Harbor & Terminal
  District Port Facilities Revenue                          3.65     03/15/08        2,000,000      2,000,000
                                                                                                 ------------
                                                                                                    6,895,000
                                                                                                 ------------

MARYLAND- 2.5%
Maryland State                                              3.90     06/07/07          4000000      4,000,000
                                                                                                 ------------

PENNSYLVANIA -4.7%
Delaware County                                             3.63     06/13/07        7,625,000      7,625,000
                                                                                                 ------------

TEXAS - 2.5%
Texas St. Tax & Revenue Anticipatory Notes                  4.50     08/31/07        4,000,000      4,007,472
                                                                                                 ------------

WISCONSIN - 1.7%
St. Francis School District
  Anticipatory Notes                                        3.75     11/01/07        2,800,000      2,801,129
                                                                                                 ------------
TOTAL MUNICIPAL BONDS AND NOTES
  (Amortized Cost $10,426,127)                                                                     33,703,601
                                                                                                 ------------

VARIABLE MUNICIPAL BONDS* - 78.9%
ALABAMA - 3.4%
Birmingham Alabama Special Care
  Facilities Authority Revenues                             3.82     06/07/07        2,500,000      2,500,000
Jefferson County Public Park and
  Recreation Board Revenue                                  3.80     06/07/07        2,000,000      2,000,000
Montgomery Individual Development
  Board of Pollution Control and
  Solid Waste Disposal                                      3.88     06/01/07        1,000,000      1,000,000
                                                                                                 ------------
                                                                                                    5,500,000
                                                                                                 ------------
CONNECTICUT - 2.5%
Connecticut State Health and
  Educational Facilities Authority Revenue                  3.90     06/01/07        1,100,000      1,100,000
Connecticut State                                           3.81     06/07/07        1,500,000      1,500,000
Connecticut State Special
  Tax Obligation Revenue, Series 1                          3.80     06/06/07        1,500,000      1,500,000
                                                                                                 ------------
                                                                                                    4,100,000
                                                                                                 ------------

FLORIDA - 38.4%
ABN AMRO Munitops Certificates of  Trust                    3.83     06/07/07        3,650,000      3,650,000
ABN AMRO Munitops Certificates of  Trust, 144A              3.83     06/07/07        3,500,000      3,500,000
Dade County Individual Development
  Authority, Series B                                       3.70     06/06/07        1,000,000      1,000,000
Dade County Water and Sewer Systems Revenue                 3.75     06/06/07        2,500,000      2,500,000
Florida Housing Finance Corp., Multi -
  Family Revenue, Charleston, Series I-A                    3.77     06/07/07        6,750,000      6,750,000
Florida State Board of Education                            3.82     06/07/07        5,955,000      5,955,000
Florida State Municipal Power Agency
  Revenue, Stanton Project                                  3.78     06/06/07        1,000,000      1,000,000
Halifax Hospital Medical Center,
  Health Care Facilities Revenue                            3.77     06/06/07        1,200,000      1,200,000
Jacksonville PCR  Revenue Bonds                             3.96     06/01/07        3,200,000      3,200,000
Jacksonville Economic Development
  Commission Health Care Facilities
  Revenue, Series A                                         3.82     06/07/07        2,000,000      2,000,000
Lee County Industrial Development
  Authority  Healthcare Facility                            3.89     06/01/07        2,740,000      2,740,000
Marion County Hospital District Revenue                     3.78     06/06/07        5,275,000      5,275,000
Orange County HFA Multifamily
  Revenue, Series E                                         3.78     06/06/07        1,800,000      1,800,000
Pinellas County Health Facilities
  Authority Revenue                                         3.83     06/07/07        1,910,000      1,910,000
Polk County School Board COP, Series A                      3.75     06/07/07        2,000,000      2,000,000
Port Orange Revenue, Palmer College Project,
  LOC Lasalle Bank N.A.                                     3.78     06/07/07        4,500,000      4,500,000
Sunshine State Governmental Financing Community             3.95     06/01/07        4,000,000      4,000,000
Tampa Health Care Facilities Revenue,
  Lifelink Foundation, Inc. Project                         3.76     06/06/07        1,400,000      1,400,000
University North Florida Foundation
  Income Revenue                                            3.80     06/07/07        5,000,000      5,000,000
Volusia County Educational Facility
  Authority Revenue                                         3.83     06/07/07        3,145,000      3,145,000
                                                                                                 ------------
                                                                                                   62,525,000
                                                                                                 ------------

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments

May 31, 2007


                                                                      Maturity      Principal
                                                             Rate       Date          Amount          Value
                                                             -----   ---------   -------------  ------------

GEORGIA - 2.6%
De Kalb County Housing Authority
  Multifamily Housing Revenue                               3.79%    06/06/07     $  4,200,000   $  4,200,000
                                                                                                 ------------

ILLINOIS - 2.8%
Channahon Revenue, Series B                                 3.82     06/07/07        2,000,000      2,000,000
Illinois State Series B                                     3.80     06/06/07        2,500,000      2,500,000
                                                                                                 ------------
                                                                                                    4,500,000
                                                                                                 ------------
IOWA- 0.6%
Iowa Higher Education Loan
  Authority Revenue                                         3.90     06/01/07        1,000,000      1,000,000
                                                                                                 ------------


KENTUCKY - 2.9%
Jeffersontown Lease Program Revenue                         3.87     06/06/07        1,370,000      1,370,000
Morehead League of Cities Funding Trust,
  Lease Program Revenue, Series A                           3.89     06/01/07        1,400,000      1,400,000
Richmond League  of Cities Funding Trusts,
  Lease Program Revenue, Series A                           3.89     06/01/07        2,000,000      2,000,000
                                                                                                 ------------
                                                                                                    4,770,000
                                                                                                 ------------

LOUISIANA - 1.2%
East Baton Rouge Parish La Pollution Control Revenue        3.86     06/01/07        2,000,000      2,000,000
                                                                                                 ------------

MISSOURI - 1.2%
Missouri St. Health And Educational
  Facilities Authority Health Facilities Revenue            3.90     06/01/07        1,900,000      1,900,000
                                                                                                 ------------

NORTH CAROLINA - 7.3%
North Carolina Educational Facilities
  Finance Agency Revenue                                    3.81     06/07/07        6,000,000      6,000,000
North Carolina Medical Care Community
  Hospital Revenue                                          3.83     06/07/07        2,000,000      2,000,000
University of North Carolina
  Revenues, Series B                                        3.77     06/06/07        3,895,000      3,895,000
                                                                                                 ------------
                                                                                                   11,895,000
                                                                                                 ------------
SOUTH CAROLINA- 3.6%
Piedmont MUN PWR AGY S C ELEC Floater                       3.80     06/06/07        5,800,000      5,800,000
                                                                                                 ------------

TEXAS - 3.1%
Bowie County Industrial Development Corp., IDR              3.90     06/01/07        1,500,000      1,500,000
Richardson Independent School District                      3.77     06/07/07        1,085,000      1,085,000
Texas Transportation Common Revenue, Series B               3.76     06/06/07        2,500,000      2,500,000
                                                                                                 ------------
                                                                                                    5,085,000
                                                                                                 ------------
UTAH - 5.6%
Emery County Pollution Control Revenue                      3.88     06/01/07        1,050,000      1,050,000
Utah Transit Authority                                      3.92     06/01/07        8,100,000      8,100,000
                                                                                                 ------------
                                                                                                    9,150,000
                                                                                                 ------------

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments

May 31, 2007


                                                                      Maturity      Principal
                                                             Rate       Date          Amount          Value
                                                             -----   ---------   -------------  ------------

VIRGINIA - 2.5%
Loudoun County Development Authority Revenue                3.93%    06/01/07 $      2,500,000   $  2,500,000
Loudoun County Development Authority Revenue                3.88     06/01/07        1,620,000      1,620,000
                                                                                                 ------------
                                                                                                    4,120,000
                                                                                                 ------------
WASHINGTON - 1.2%
King County Putters-Series 1184                             3.81     06/07/07        1,995,000      1,995,000
                                                                                                 ------------

TOTAL VARIABLE MUNICIPAL BONDS
  (Amortized Cost $184,175,000)                                                                   128,540,000
                                                                                                 ------------

TOTAL INVESTMENTS
  (Amortized Cost $142,786,611) (a) - 99.6%                                                       162,243,601
Other Assets less Liabilities - 0.4%                                                                  679,826
                                                                                                 ------------
TOTAL NET ASSETS - 100%                                                                          $162,923,427
                                                                                                 ============



* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at May 31, 2007. The maturity date shown reflects next rate change date.

Series 144A securities were purchased pursuant to Rule 144A under the Securities
Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
PCR - Pollution Control Revenue
TAN - Tax Anticipation Note

SECURITY VALUATION:

         Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

         Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund
             -------------------------------------------------------------------

By:  /s/ Richard F. Curcio
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        Richard F. Curcio
        Chairman of the Board and President

Date: July 18, 2007
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard F. Curcio
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        Richard F. Curcio
        Chairman of the Board and President

Date: July 18, 2007
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By:  /s/ Denis R. Curcio
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        Denis R. Curcio
        Treasurer

Date: July 18, 2007
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